Convertible Debentures (Details)							3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 19, 2020 USD ($) $ / shares	Jun. 19, 2020 USD ($) $ / shares	Jun. 19, 2020 USD ($) $ / shares	Jun. 19, 2020 USD ($) $ / shares	Jun. 19, 2020 USD ($) item $ / shares	Nov. 22, 2019 USD ($) item $ / shares	Aug. 13, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 19, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Apr. 14, 2021 $ / shares	Jan. 22, 2021 USD ($) $ / shares	Nov. 13, 2020 USD ($) $ / shares	Sep. 15, 2020 USD ($) $ / shares	Aug. 14, 2020 USD ($)	Jul. 17, 2020 USD ($)	Mar. 09, 2020 USD ($) $ / shares	Dec. 30, 2019 USD ($)
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares								$ 1.07	$ 1.07			$ 1.04
Conversion floor price (in dollars per share) | $ / shares													$ 0.80
Beneficial conversion feature		$ 259,540
Common stock, share price (in dollars per share) | $ / shares								$ 4.6	$ 4.6			$ 4.6
Issuance cost incurred									$ 230,000			$ 230,000
Amortization of debt issuance cost									$ 124,730			153,274
Amortization of debentures discount										$ 60,148		$ 204,579
Number of shares issued upon conversion | shares									3,084,081			827,057
Conversion of principal due and accrued and unpaid interest of convertible debenture								$ 2,084,904
Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Debt Instrument [Line Items]
Maturity term						12 months			12 months			12 months
Aggregate principal amount						$ 5,000,000		$ 5,000,000	$ 5,000,000			$ 5,000,000
Interest rate (as a percent)						5.00%
Conversion price (in dollars per share) | $ / shares															$ 1.00
Percentage of the average of the four lowest daily VWAPs considered for determination of minimum conversion price (as a percent)						93.00%
Number of lowest daily VWAPs considered for determination of minimum conversion price | item						10
Threshold consecutive trading days for triggering event | item						10
Stock price trigger (in dollars per share) | $ / shares						$ 3.00
Redemption premium (as a percent)						10.00%
Redemption premium payment period	6 months					6 months
Redemption premium on principal (as a percent)						20.00%
Deferral period for monthly payment	30 days					30 days
Deferral fee (as a percent)						10.00%
Percentage of the average of the daily VWAP considered for determination of deferral fee				93.00%		100.00%
Threshold number of consecutive trading days over which the daily VWAPs considered for determination of deferral fee | item						10
Percentage of the average of the four lowest daily VWAPs considered for determination of deferral fee (as a percent)						93.00%					93.00%
Number of lowest daily VWAPs considered for determination of deferral fee | item						4
Threshold number of consecutive trading days over which the lowest daily VWAPs considered for determination of deferral fee | item						10
Principal amount of debt whose floor price is amended															$ 600,000
Beneficial conversion feature		259,540
Principal amount of debt whose share price is lower than conversion floor price																			$ 1,000,000
Period for providing written notice for not to convert debentures	65 days
Convertible Debentures issued on November 22, 2019 & December 30, 2019
Debt Instrument [Line Items]
Aggregate principal amount	$ 4,000,000	$ 4,000,000	$ 4,000,000	$ 4,000,000	$ 4,000,000						$ 4,000,000
Conversion floor price (in dollars per share) | $ / shares	$ 3.00	$ 3.00	$ 3.00	$ 3.00	$ 3.00						$ 3.00
Principal amount of debt whose floor price is amended	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000						$ 200,000
Convertible Debentures issued on November 22, 2019
Debt Instrument [Line Items]
Aggregate principal amount						$ 2,000,000
Conversion floor price (in dollars per share) | $ / shares	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00						$ 1.00
Number of shares issued upon conversion | shares							1,847,167	2,063,971
Convertible Debentures issued on December 30, 2019
Debt Instrument [Line Items]
Aggregate principal amount																				$ 2,000,000
Conversion floor price (in dollars per share) | $ / shares	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00						$ 1.00
Principal amount of debt whose floor price is amended	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000						$ 200,000
Conversion of principal due and accrued and unpaid interest of convertible debenture							$ 2,062,191
Convertible Debentures issued on March 9, 2020
Debt Instrument [Line Items]
Aggregate principal amount																			$ 1,000,000
Conversion floor price (in dollars per share) | $ / shares														$ 3.00					$ 3.00
Principal amount of debt whose floor price is amended														$ 400,000
Common stock, share price (in dollars per share) | $ / shares																			$ 2.33
Convertible Debenture issued on June 19, 2020, July 17, 2020, August 14, 2020, and November 13, 2020
Debt Instrument [Line Items]
Maturity term	12 months								12 months
Aggregate principal amount	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000			$ 2,000,000	$ 2,000,000		$ 2,000,000
Interest rate (as a percent)															5.00%
Conversion price (in dollars per share) | $ / shares	$ 2.50	$ 2.50	$ 2.50	$ 2.50	$ 2.50						$ 2.50
Percentage of the average of the four lowest daily VWAPs considered for determination of minimum conversion price (as a percent)				93.00%
Number of lowest daily VWAPs considered for determination of minimum conversion price | item					4
Conversion floor price (in dollars per share) | $ / shares	$ 2.50	$ 2.50	2.50	$ 2.50	$ 2.50						$ 2.50
Threshold consecutive trading days for triggering event | item					10
Stock price trigger (in dollars per share) | $ / shares			$ 2.50
Threshold number of consecutive trading days over which the lowest daily VWAPs considered for determination of minimum conversion price | item					10
Redemption premium (as a percent)				10.00%
Redemption premium payment period	6 months
Redemption premium on principal (as a percent)				20.00%
Deferral period for monthly payment	30 days
Deferral fee (as a percent)				10.00%
Beneficial ownership (as a percent)	4.99%	4.99%	4.99%	4.99%	4.99%						4.99%
Period for providing written notice for not to convert debentures	65 days
Period after the date of issuance for triggering event				180	180
Convertible Debentures issued on June 19, 2020
Debt Instrument [Line Items]
Aggregate principal amount	$ 700,000	$ 700,000	$ 700,000	$ 700,000	$ 700,000						$ 700,000
Conversion floor price (in dollars per share) | $ / shares	$ 2.50	$ 2.50	$ 2.50	$ 2.50	$ 2.50						$ 2.50			$ 0.80
Common stock, share price (in dollars per share) | $ / shares	$ 1.70	$ 1.70	$ 1.70	$ 1.70	$ 1.70						$ 1.70
Principal amount of debt whose share price is lower than conversion floor price	$ 700,000	$ 700,000	$ 700,000	$ 700,000	$ 700,000						$ 700,000
Convertible Debentures issued on July 17, 2020
Debt Instrument [Line Items]
Aggregate principal amount																		$ 700,000
Convertible Debentures issued on August 14, 2020
Debt Instrument [Line Items]
Aggregate principal amount																	$ 300,000
Convertible Debentures issued on November 13, 2020
Debt Instrument [Line Items]
Aggregate principal amount															$ 300,000
Subsequent events
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares																$ 3.00
Conversion floor price (in dollars per share) | $ / shares															$ 3.00	$ 1.00
Principal amount of debt whose floor price is amended															$ 200,000	$ 1,400,000
Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares															$ 3.00
Principal amount of debt whose floor price is amended															$ 200,000
Subsequent events | Convertible Debentures issued on November 22, 2019 & December 30, 2019
Debt Instrument [Line Items]
Principal amount of debt whose floor price is amended															$ 200,000
Subsequent events | Convertible Debentures issued on November 22, 2019
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares																$ 1.00
Principal amount of debt whose floor price is amended																$ 1,400,000
Number of shares issued upon conversion | shares							1,847,167
Conversion of principal due and accrued and unpaid interest of convertible debenture							$ 2,062,191
Subsequent events | Convertible Debentures issued on March 9, 2020
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares														$ 0.80
Principal amount of debt whose floor price is amended														$ 400,000
Subsequent events | Convertible Debentures issued on November 13, 2020
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares													$ 0.80
Minimum
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 3.00	$ 3.00	$ 3.00	$ 3.00	$ 3.00	$ 3.00					$ 3.00
Minimum | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares						$ 5.06
Minimum | Convertible Debenture issued on June 19, 2020, July 17, 2020, August 14, 2020, and November 13, 2020
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares	$ 3.00	$ 3.00	$ 3.00	$ 3.00	$ 3.00						$ 3.00
Minimum | Subsequent events
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares															$ 1.00
Minimum | Subsequent events | Convertible Debentures issued on November 22, 2019, December 30, 2019 & March 9, 2020
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares															$ 1.00
Minimum | Subsequent events | Convertible Debentures issued on August 14, 2020
Debt Instrument [Line Items]
Conversion floor price (in dollars per share) | $ / shares														$ 3.00